Investment Contracts - Summary of Investment Contracts for General Account (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investment contracts general account [Line Items]
Beginning balance	€ 16,943	€ 19,572
Portfolio transfers and acquisitions	271	55
Deposits	10,308	8,432
Withdrawals	(10,101)	(8,455)
Investment contracts liabilities released	(53)	(64)
Interest credited	236	268
Net exchange differences	332	(1,114)
Transfer to/from other headings	133	21
Other	(22)	(1,771)
Ending balance	18,048	16,943
Institutional guaranteed products	944	1,053
Fixed annuities	5,981	5,714
Savings accounts	10,586	9,568
Investment contracts with discretionary participation features	223	278
Other	314	331
Investment contracts liabilities	18,048	16,943
Without Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	16,665	19,217
Portfolio transfers and acquisitions	271	55
Deposits	10,308	8,432
Withdrawals	(10,101)	(8,455)
Interest credited	236	268
Net exchange differences	335	(1,102)
Transfer to/from other headings	133	21
Other	(22)	(1,771)
Ending balance	17,825	16,665
With Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	278	355
Investment contracts liabilities released	(53)	(64)
Net exchange differences	(2)	(13)
Ending balance	€ 223	€ 278